RBC Funds Trust

Access Capital Community Investment Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Effective March 11, 2019, the Fund’s investment advisory fee is lowered from 0.50% to 0.35%. In addition, effective March 11, 2019, Class I shares of the Fund will be subject to a servicing fee of 0.05%. The Fund’s Board of Trustees has also approved changes to the contractual fee waiver on the Fund’s operating expenses, effective March 11, 2019.

I.          To reflect these changes, effective March 11, 2019, the Prospectus is hereby amended as follows:

1.          In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted in their entirety and replaced with the following:

Access Capital Community Investment Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses
Shareholder Servicing Fee	None	0.05%
Interest Expense	0.12%	0.12%
Other Expenses	0.33%	0.11%

Total Other Expenses	0.45%	0.28%
Total Annual Fund Operating Expenses[3]	1.05%	0.63%

Fee Waiver and/or Expense Reimbursement	(0.13)%	(0.06)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%	0.57%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect changes to the advisory fee, servicing fee and contractual fee waivers that became effective on March 11, 2019.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.80% of the Fund’s average daily net assets for Class A shares and 0.45% for Class I shares. The expense limitation agreement is in place until January 31, 2020 and may not be terminated by the Advisor prior to that date. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$466	$59
Three Years	$685	$196
Five Years	$922	$346
Ten Years	$1,599	$781

2.          In the section entitled “Management—Investment Advisor,” the table and preceding two sentences are deleted in their entirety and replaced with the following:

Under the terms of each Fund’s investment advisory agreement, the Advisor receives an advisory fee, paid monthly, calculated at the annual rate of 0.35% of the average daily net assets for the Access Capital Community Investment Fund and 0.35% of the average daily net assets for the RBC Impact Bond Fund.

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2020 for the Funds to maintain net annual fund operating expenses as set forth below.

	Class A	Class I
Access Capital Community Investment Fund	0.80%	0.45%
	Class I	Class R6
RBC Impact Bond Fund	0.45%	0.40%

3.          In the section entitled “Management—Investment Advisor,” the following is added as the final paragraph:

The Advisor also provides certain CRA-related administrative services to Class I shareholders of the Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the

Trust. In consideration for such services and the assumption of related expenses, the Advisor is entitled to receive a fee of 0.05% of the average daily NAV of Class I shares of the Fund.

II.        Effective March 11, 2019, the SAI is hereby amended as follows:

1.          In the section entitled “Investment Advisor,” the Fee Rate listed for the Fund in the table on page 39 is deleted and replaced with 0.35%.

2.          In the section entitled “Administrative Services,” the following is added as the final paragraph:

The Advisor also provides certain CRA-related administrative services to Class I shareholders of the Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. These services include (i) providing supporting documentation of targeted investments to Class I shareholders; (ii) reviewing guidelines under the CRA and any amendments thereto; and (iii) providing CRA examination support as reasonably requested by Class I shareholders. In consideration for the services provided and expenses assumed pursuant to the Special Administrative Services Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.05% of the average NAV of Class I shares of the Access Capital Community Investment Fund. The Special Administrative Services Agreement will continue in effect from year to year so long as such continuance is approved at least annually (i) by the Board of Trustees and (ii) by a majority of the Independent Trustees. During the fiscal years ended September 30, 2016, 2017 and 2018, the Advisor received no fees under the Special Administrative Services Agreement.

III.       The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

IV.       The Fund’s Board of Trustees has approved a Special Administrative Services Agreement on behalf of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Impact Bond Fund (the “Fund”)

Supplement dated January 25, 2019 to the RBC Impact Investment Funds Prospectus (the

“Prospectus”) and Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes to the Prospectus and SAI were previously disclosed in a supplement dated January 9, 2019.

Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities of investments meeting the Fund’s impact criteria, as determined by RBC Global Asset Management (U.S.) Inc.’s impact methodology. Effective March 11, 2019, the Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

Effective March 11, 2019, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

In addition, effective March 11, 2019, the first sentence of the “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks – RBC Impact Bond Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.

In addition, effective March 11, 2019, the eighth paragraph of the “Non-Fundamental Investment Restrictions” section of the SAI is deleted in its entirety and replaced with the following:

RBC Impact Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in fixed income securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE